Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable [Abstract]
Schedule of Accounts Payable

Accounts payable consisted of the following:

	As of December 31,
	2024	2025
Freight fee and other handling charges	$11,307,340	$10,292,377
Freight fee and other handling charges – related parties	221,098	32,798
Total	$11,528,438	$10,325,175